Finance and operating leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of future minimum lease payments for operating leases
The future minimum lease payments and receipts from non-cancellable operating leases as at December 31, 2021 for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2022	$26,398	$3,845	$5,497
2023	18,272	2,581	4,355
2024	9,743	1,371	493
2025	1,448	1,429	—
2026 and thereafter	1,148	8,902	—
Total minimum lease payments	$57,009	$18,128	$10,345
Less: amount representing interest	(2,288)	(3,350)
Carrying amount of minimum lease payments	$54,721	$14,778
Less: current portion of leases	(25,035)	(3,317)
	$29,686	$11,461

Schedule of future minimum lease payments for finance leases
The future minimum lease payments and receipts from non-cancellable operating leases as at December 31, 2021 for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2022	$26,398	$3,845	$5,497
2023	18,272	2,581	4,355
2024	9,743	1,371	493
2025	1,448	1,429	—
2026 and thereafter	1,148	8,902	—
Total minimum lease payments	$57,009	$18,128	$10,345
Less: amount representing interest	(2,288)	(3,350)
Carrying amount of minimum lease payments	$54,721	$14,778
Less: current portion of leases	(25,035)	(3,317)
	$29,686	$11,461

Schedule of future minimum lease payments for lessor operating leases
The future minimum lease payments and receipts from non-cancellable operating leases as at December 31, 2021 for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2022	$26,398	$3,845	$5,497
2023	18,272	2,581	4,355
2024	9,743	1,371	493
2025	1,448	1,429	—
2026 and thereafter	1,148	8,902	—
Total minimum lease payments	$57,009	$18,128	$10,345
Less: amount representing interest	(2,288)	(3,350)
Carrying amount of minimum lease payments	$54,721	$14,778
Less: current portion of leases	(25,035)	(3,317)
	$29,686	$11,461

Schedule of lease expenses and income

Year ended December 31,	2021	2020
Short-term lease expense	$27,421	$14,654
Operating lease expense	4,556	4,740
Operating lease income	(7,074)	(8,118)

Schedule of operating lease income

	December 31, 2021	December 31, 2020
Net book value of property, plant and equipment under finance leases	$100,124	$115,941
Weighted-average remaining lease term (in years):
Finance leases	2.5	3.0
Operating leases	8.3	8.1
Weighted-average discount rate:
Finance leases	3.22%	3.66%
Operating leases	4.68%	4.72%